SCHEDULE OF INVENTORY ALLOWANCE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Inventory Disclosure [Abstract]
Beginning balance	$ 381,765	$ 146,684
Provision		246,281
Foreign currency translation adjustments	2,849	(11,200)
Ending balance	$ 384,614	$ 381,765